Note 6 - Fixed Assets (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fixed Assets
Realized a gain on sale of assets				$ 5,250	$ 5,250
Proceeds from sale of fixed assets				10,162	10,162
Sale of fixed assets, Combined carrying value	4,912		4,912
Depreciation expense	$ 5,736	$ 5,736	$ 11,473	$ 11,473	$ 22,945	$ 8,725